BORROWINGS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Decrease in borrowings	$ 1,000